Organization and Nature of Business	12 Months Ended
Dec. 31, 2021
Organization and Nature of Business
Organization and Nature of Business
1.	Organization and Nature of Business

Authentic Brands LLC (individually, “Authentic Brands”, collectively with its subsidiaries, the “Company”), through its wholly owned subsidiaries, purchases, roasts, and sells high quality coffee, coffee accessories, and branded apparel through its online channels and business networks. In addition, the Company develops and promotes online content for the purpose of growing its brands.